DETAILS OF CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of details of current liabilities [Abstract]
Schedule of Trade Payables
	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Open accounts	12,446	13,401	3,590
Checks payables	354	1,431	102
	12,800	14,832	3,692

Schedule of Other Payables and Accrued Expenses
	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Customer advances	1,223	351	353
Accrued expenses	3,985	2,182	1,149
Others payables	38	-	12
	5,246	2,533	1,514